SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)		6 Months Ended				12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Related Party Transaction [Line Items]
Repayment of borrowings from related parties						$ 1,065,846		$ 4,662,642		$ 1,276
Purchase of property and equipment on behalf of the Company		$ 6,809						12,621		31,722
Mui Ko [Member]
Related Party Transaction [Line Items]
Borrowings from related parties			[1]	75,204	[1]	449,877	[2]	1,409,014	[2]		[2]
Repayment of borrowings from related parties						449,877		409,014
Kwai Hoi Ma [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	[2]							3,536,592		976,941
Repayment of borrowings from related parties		221,791		290,715		615,969		4,253,628		1,276
Payment of operating expenses of behalf of the Company		205,142	[3]	332,116	[3]	593,263	[4]	791,871	[4]	4,256,995	[4]
Advance to a related party	[5]	128,010
Payment of deferred offering costs	[4]									200,000
Purchase of property and equipment on behalf of the Company	[4]							12,621		31,722
TKO Investment Limited [Member]
Related Party Transaction [Line Items]
Purchase of convertible promissory note issued by the Company				4,500,000		4,500,000
Edinburgh DH Holdings Limited [Member]
Related Party Transaction [Line Items]
Purchase of convertible promissory note issued by the Company								1,000,000
Interest expense of convertible promissory notes - related parties				14,959		19,151		12,951
Fantastic Global Venture Limited [Member]
Related Party Transaction [Line Items]
Purchase of convertible promissory note issued by the Company								3,500,000
Interest expense of convertible promissory notes - related parties				52,356		67,027		4,382
Related Party [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	[2]					449,877		4,945,606		976,941
Advance to a related party						37,512		87,456
Interest expense of convertible promissory notes - related parties				$ 74,795		86,178		17,333
Nova Pulsar Holdings Limited [Member]
Related Party Transaction [Line Items]
Payment of SPAC extension fee, as part of deferred offering costs						69,763
True Blue [Member]
Related Party Transaction [Line Items]
Payment of marketing expenses								$ 451,613		$ 375,000

[1]	The borrowings from related parties were interest free and repayable on demand.
[2]	The borrowings from related parties were interest free and repayable on demand.
[3]	The payments of operating expenses, deferred offering costs and purchase of property and equipment on behalf of the Company were subject to repayments to Mr. Kwai Hoi, Ma.
[4]	The payments of operating expenses, deferred offering costs and purchase of property and equipment on behalf of the Company were subject to repayments to Mr. Kwai Hoi, Ma.
[5]	The advance to a director for general business activities was interest free and repayable on demand.